Buffalo Micro Cap Fund (Prospectus Summary) | Buffalo Micro Cap Fund
Buffalo Micro Cap Fund
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Micro Cap Fund ("Micro Cap Fund" or the
"Fund") is long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Buffalo Micro Cap Fund
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Buffalo Micro Cap Fund
Management Fees		1.45%
Other Expenses		0.08%
Acquired Fund Fees & Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.55%
[1]	Acquired Fund Fees and Expenses represent the indirect costs of the Fund's investments in other investment companies. The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund's proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Buffalo Micro Cap Fund	158	490	845	1,845

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnoverrate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Micro Cap Fund normally invests at least 80% of its net assets in domestic common stocks, preferred stocks, convertible securities, warrants and rights of companies with "micro" sized market capitalization ("micro-cap companies"). The
Micro Cap Fund considers a company to be a micro-cap company if, at time of purchase by the Fund, it has a market capitalization less than or equal to (1)
$600 million; or (2) the median capitalization of companies in the Russell 2000®
Index, whichever is greater. The capitalization of companies within the Russell
2000® Index changes due to market conditions and changes with the composition of the Russell 2000® Index. As of June 30, 2011, the median capitalization of companies in the Russell 2000® Index was approximately $549 million. While the
Fund's investments will consist primarily of domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

In its selection process for the Fund, the Advisor seeks to identify a broad mix of micro-cap companies across many industries that are expected to benefit from long-term industry, technological or general market trends. The Advisor also selects securities based upon: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis such as product cycles and quality of management; and (3) rigorous valuation analysis. The Advisor may sell the
Micro Cap Fund's investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Micro Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund's investments may fluctuate. If the value of the Micro Cap Fund's investments decreases, the value of the Fund's shares will also decrease and you may lose money. The risks associated with the Micro Cap Fund's principal investment strategies are:

Market Risk - The value of the Micro Cap Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Micro Cap Fund, and you could lose money.

Management Risk - Management risk means that your investment in the Micro Cap
Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

Equity Market Risk - Equity securities held by the Micro Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

  Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

  Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

  Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

  Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

  Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security's market price.

Micro-Cap Company Risk - Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization.

International Risk - Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates;
different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of
U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

  American Depositary Receipts - Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Micro Cap Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compare with those of a broad measure of market performance and the returns of additional indexes of securities with characteristics similar to those that the Fund typically holds. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Micro Cap Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.

MICRO CAP FUND Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2011) = 13.36%
Best Quarter through December 31, 2010: June 30, 2009= 34.09%
Worst Quarter through December 31, 2010: December 31, 2008 = (31.50%)

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Buffalo Micro Cap Fund	Return Before Taxes	26.86%	(0.74%)	2.55%	May 21, 2004
Buffalo Micro Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	26.86%	(1.44%)	1.97%	May 21, 2004
Buffalo Micro Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.46%	(0.72%)	2.10%	May 21, 2004
Buffalo Micro Cap Fund Russell Microcap Growth Index®	Russell Microcap Growth Index® (reflects no deduction for fees, expenses or taxes)	29.49%	1.58%	3.56%	May 21, 2004
Buffalo Micro Cap Fund Lipper Micro-Cap Funds Index®	Lipper Micro-Cap Funds Index® (reflects no deduction for fees, expenses or taxes)	27.57%	2.77%	5.54%	May 21, 2004